As filed with the Securities and Exchange Commission on March 30, 2012
1933 Act Registration No. 333-141757
1940 Act Registration No. 811-09763

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / /

POST-EFFECTIVE AMENDMENT NO. 14 /X/

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 / /

AMENDMENT NO. 173 /X/

Lincoln New York Account N for Variable Annuities
 (Exact Name of Registrant)

Lincoln ChoicePlus Access, Lincoln ChoicePlus II Access,
 and Lincoln ChoicePlus Assurance (C Share)

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
(Name of Depositor)
100 Madison Street, Suite 1860
Syracuse, New York 13202
(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, Including Area Code: (315) 428-8400

Robert O. Sheppard, Esquire
Lincoln Life & Annuity Company of New York
100 Madison Street, Suite 1860
Syracuse, New York 13202
(Name and Address of Agent for Service)

Copy to:
Scott C. Durocher, Esquire
 The Lincoln National Life Insurance Company
350 Church Street
Hartford, Connecticut 06103

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:
/x/  immediately upon filing pursuant to paragraph (b) of Rule 485
/ /  on ______________, pursuant to paragraph (b) of Rule 485
/ /  60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /  on ______________, pursuant to paragraph (a)(1) of Rule 485

Title of Securities being registered:
Interests in a separate account under individual flexible
payment deferred variable annuity contracts.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln Life Variable Annuity Account N
ChoicePlus AssuranceSM A Share
ChoicePlusSM, ChoicePlusSM II, ChoicePlus AssuranceSM B Share
 ChoicePlusSM Access, ChoicePlusSM II Access, ChoicePlus AssuranceSM C Share
ChoicePlusSM II Advance, ChoicePlus AssuranceSM L Share
ChoicePlusSM Design, ChoicePlusSM Rollover, ChoicePlusSM Signature

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

Lincoln New York Account N for Variable Annuities
ChoicePlus AssuranceSM A Share
ChoicePlusSM, ChoicePlusSM II, ChoicePlus AssuranceSM B Share,
 ChoicePlusSM Access, ChoicePlusSM II Access, ChoicePlus AssuranceSM C Share
ChoicePlusSM II Advance, ChoicePlus AssuranceSM L Share
ChoicePlusSM Design, ChoicePlusSM Signature

Supplement dated March 30, 2012

This supplement to the prospectus for your individual variable annuity contract introduces Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds, available beginning April 2, 2012. This supplement is for informational purposes and requires no action on your part unless you wish to elect Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds.

OVERVIEW

Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds is an optional feature available under Lincoln Lifetime IncomeSM Advantage 2.0 and is available to contractowners who invest their contract value in specific subaccounts.  This feature provides a higher Guaranteed Annual Income percentage than you would receive under Lincoln Lifetime IncomeSM Advantage 2.0. There is no additional charge for Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds over and above the charge for Lincoln Lifetime IncomeSM Advantage 2.0.  In order to elect Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds, you must allocate 100% of your contract value among one or more of the following subaccounts only, each a fund of the Lincoln Variable Insurance Products Trust (LVIP): LVIP Protected Profile Conservative Fund, LVIP Protected Profile Growth Fund, LVIP Protected Profile Moderate Fund, LVIP Delaware Bond Fund and LVIP SSgA Bond Index Fund.

All other terms of Lincoln Lifetime IncomeSM Advantage 2.0 remain unchanged.

DESCRIPTION OF CHANGES

The following discussion describes changes that are incorporated into the specified sections of your prospectus.

Special Terms - The following sentences are added to the definition of Lincoln Lifetime IncomeSM Advantage 2.0 definition in the Special Terms section of the prospectus:

Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds is an optional feature under Lincoln Lifetime Income Advantage 2.0 that provides a higher Guaranteed Annual Income amount percentage if you adhere to certain Investment Requirements. All of the other terms and conditions of Lincoln Lifetime IncomeSM Advantage 2.0 continue to apply to Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds.

Expense Tables - The following sentence will be added to the Expense Tables section of the prospectus heading “Optional Living Benefit Rider Charges – Other Than i4LIFE Advantage” and in the row titled “Lincoln Lifetime IncomeSM Advantage 2.0”.

There is no Additional Charge for Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds over and above the charge for Lincoln Lifetime IncomeSM Advantage 2.0.

Summary Of Common Questions - The following paragraph is inserted in the “Summary of Common Questions” section of the prospectus, immediately following the paragraph titled “What is Lincoln Lifetime IncomeSM Advantage 2.0?”

What is Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds?  Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds is an optional feature under Lincoln Lifetime IncomeSM Advantage 2.0 that provides a higher Guaranteed Annual Income amount percentage if you adhere to certain Investment Requirements. See The Contracts - Investment Requirements. All of the other terms and conditions of Lincoln Lifetime IncomeSM Advantage 2.0 continue to apply to Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds.

Charges and Other Deductions – Rider Charges - The following sentence is added to the Charges and Deductions section of the prospectus, under “Rider Charges”, at the end of the first paragraph under the title “Lincoln Lifetime IncomeSM Advantage 2.0”.

There is no additional charge for Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds over and above the charge for Lincoln Lifetime IncomeSM Advantage 2.0.

The Contracts - Investment Requirements - The following paragraph is added to “The Contracts” section of the prospectus, at the end of the “Investment Requirements” section:

If you elect Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds, you must allocate 100% of your contract value among one or more of the following subaccounts only: LVIP Protected Profile Conservative Fund, LVIP Protected Profile Growth Fund, LVIP Protected Profile Moderate Fund, LVIP Delaware Bond Fund and LVIP SSgA Bond Index Fund. You must comply with the Investment Requirements during the period of time you own Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds (the minimum time period for ownership is specified under the Termination section of this rider). If you do not wish to adhere to the Investment Requirements after the minimum time period of ownership has expired, you must terminate Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds. See Lincoln Lifetime IncomeSM Advantage 2.0 – Termination for more information.

The Contracts – Living Benefit Riders – Lincoln Lifetime IncomeSM Advantage 2.0 - The following section is added to “The Contracts” section of the prospects, under “Living Benefits”, and under the heading “Lincoln Lifetime IncomeSM Advantage 2.0”, inserted immediately following the section titled “Guaranteed Annual Income Percentages by Ages”.

Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds - Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds is an optional feature under Lincoln Lifetime IncomeSM Advantage 2.0 that provides a higher Guaranteed Annual Income percentage than you would receive under Lincoln Lifetime IncomeSM Advantage 2.0, if you adhere to certain Investment Requirements. All of the other terms and conditions of Lincoln Lifetime IncomeSM Advantage 2.0 continue to apply to Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds. The age bands and percentages are listed in the table below.

Guaranteed Annual Income Percentages under Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds

Age (Single Life Option)	Guaranteed Annual Income Percentage (Single Life Option)	Age (Joint Life Option – younger of you or your spouse’s age)	Guaranteed Annual Income Percentage (Joint Life Option)
55-59.5	4%	55-64	4%
59.5+	5%	65+	5%

For example, if you elect Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds at age 57 (single life option), your Guaranteed Annual Income amount percentage would be 4%. If you wait until you reach age 60 (single life option) to make your first withdrawal, your Guaranteed Annual Income amount percentage would be 5%.

Availability - Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds will be available for purchase beginning on April 2, 2012.You cannot elect Lincoln Lifetime IncomeSM Advantage 2.0 or Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds together with any other Living Benefits rider offered under your contract. If you are an existing contractowner and you have previously purchased Lincoln Lifetime IncomeSM Advantage 2.0, you are not eligible to purchase Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds as there would be no additional benefit to you.

If you are an existing contractowner and have elected a Living Benefit rider (other than Lincoln Lifetime IncomeSM Advantage 2.0) and wish to elect Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds, you will have a transition period of 30 days prior to or after your first Benefit Year Anniversary after Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds becomes available to terminate your current Living Benefit Rider and elect Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds. Outside of the transition period, you must first terminate your existing Living Benefit rider, subject to the termination rules, before you will be able to elect Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds. For further information on termination rules, see the “Termination” section associated with your Living Benefit rider in your prospectus. In all cases, by terminating your existing Living Benefit rider, you will no longer be entitled to any of the benefits that have accrued under that rider.

The Contracts – Living Benefit Riders – i4LIFE® Advantage – Guaranteed Income Benefit with i4LIFE® Advantage - Contractowners with an active Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds may decide to drop Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds and purchase i4LIFE® Advantage with Guaranteed Income Benefit (version 4). If you elected Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds, you will receive a higher percentage for calculating the initial Guaranteed Income Benefit than you would have received under Lincoln Lifetime IncomeSM Advantage 2.0. If you decide to drop Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds and purchase i4LIFE® Advantage with Guaranteed Income Benefit (version 4), you must continue to adhere to the Investment Requirements applicable to Lifetime IncomeSM Advantage 2.0 Protected Funds.  If you do not wish to adhere to the Investment Requirements after the minimum time period of ownership has expired, you must terminate your rider. See i4LIFE® Advantage with Guaranteed Income Benefit -Termination for more information.

The following disclosure describes how the amount of the Guaranteed Income Benefit percentage is calculated under the Guaranteed Income Benefit with i4LIFE® Advantage (version 4) for contractowners who elected the Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds option.

The following chart and disclosure is added to “The Contracts” section of your prospectus, under “Living Benefit”, in the section title “Guaranteed Income Benefit with i4LIFE® Advantage”, under the heading “Guaranteed Income Benefit (version 4)”, immediately following the footnote under the chart titled “Age-Banded Percentages for Calculating Initial Guaranteed Income Benefit”.

Age-Banded Percentages for Calculating Initial Guaranteed Income Benefit for purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds

If you elected Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds, the initial Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value, based on your age (or the age of the youngest life under a joint life option) at the time Guaranteed Income Benefit is elected. The specified percentages of the Account Value and the corresponding age-bands for calculating the initial Guaranteed Income Benefit are outlined in the table below.

Age (Single and Joint Life Options)	Percentage of Account Value or Income Base*
Under 40	2.5%
40-54	3.0%
55-under 59.5	3.5%
59.5-64	4.0%
65-69	4.5%
70-79	5.0%
80 and above	5.5%

*Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds may use any remaining Income Base reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up, if any, or the effective date of Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds (if there has not been any Automatic Annual Step-up) if greater than the contract value to establish the initial Guaranteed Income Benefit.

***

Please keep this Supplement with your prospectus for future reference.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln National Variable Annuity Account E
The American Legacy®

Lincoln National Variable Annuity Account H
American Legacy® II, American Legacy® III
American Legacy® III C Share, American Legacy® III View
American Legacy® Design, American Legacy® Signature
American Legacy® Shareholder’s Advantage

Lincoln Life Variable Annuity Account N
ChoicePlus AssuranceSM A Share
ChoicePlusSM, ChoicePlusSM II, ChoicePlus AssuranceSM B Share
 ChoicePlusSM Access, ChoicePlusSM II Access, ChoicePlus AssuranceSM C Share
ChoicePlusSM II Advance, ChoicePlus AssuranceSM L Share
ChoicePlusSM Design, ChoicePlusSM Rollover, ChoicePlusSM Signature

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

Lincoln Life & Annuity Variable Annuity Account H
American Legacy® III, American Legacy® III C Share
American Legacy® III View, American Legacy® Design
American Legacy® Signature, American Legacy® Shareholder’s Advantage

Lincoln New York Account N for Variable Annuities
ChoicePlus AssuranceSM A Share
ChoicePlusSM, ChoicePlusSM II, ChoicePlus AssuranceSM B Share
 ChoicePlusSM Access, ChoicePlusSM II Access, ChoicePlus AssuranceSM C Share
ChoicePlusSM II Advance, ChoicePlus AssuranceSM L Share
ChoicePlusSM Design, ChoicePlusSM Signature

Supplement dated March 30, 2012

This supplement describes changes to the prospectus for your variable annuity contract. It is for informational purposes and requires no action on your part.

The following change will be effective for elections of the Lincoln Lifetime IncomeSM Advantage 2.0 rider on or after April 2, 2012:
•	age bands and Guaranteed Annual Income percentages under Lincoln Lifetime IncomeSM Advantage 2.0.

The following change will be effective for elections of the i4LIFE® Advantage Guaranteed Income Benefit rider on or after May 21, 2012:
•	age bands and percentages for calculating the initial Guaranteed Income Benefit under i4LIFE® Advantage Guaranteed Income Benefit (version 4).

These changes result in the following revisions to your prospectus as supplemented. All other provisions of your prospectus remain unchanged.

The Contracts – Living Benefit Riders – Lincoln Lifetime IncomeSM Advantage 2.0.

The following chart in the Withdrawal Amount paragraph of this section outlines age bands and percentages that will apply to Lincoln Lifetime IncomeSM Advantage 2.0 elections on or after   April 2, 2012:

Guaranteed Annual Income Percentages by Ages:

Age (single life option)	Guaranteed Annual Income amount percentage (single life option)	Age (joint life option – younger of you and your spouse’s age)	Guaranteed Annual Income amount percentage (joint life option)
55-59.5	3.50%	55-64	3.50%
59.5-64	4.00%	65-69	4.50%
65-69	4.50%	70+	5.00%
70+	5.00%

The Contracts – Living Benefit Riders – Guaranteed Income Benefit with i4LIFE® Advantage.  The following chart in the Guaranteed Income Benefit (version 4) paragraph of this section outlines age bands and percentages that will apply to purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 on or after April 2, 2012, and for all other elections of Guaranteed Income Benefit on or after May 21, 2012:

Age-Banded Percentages for Calculating Initial Guaranteed Income Benefit

Age	Percentage of Account Value, Income Base or Guaranteed Amount
Under age 40	2.0%
40-54	2.5%
55-59.5	3.0%
59.5-64	3.5%
65-69	4.0%
70-74	4.5%
75+	5.0%

Contractowners who elected Lincoln Lifetime IncomeSM Advantage 2.0 prior to April 2, 2012, but elected i4LIFE® Advantage and Guaranteed Income Benefit (version 4) on or after April 2, 2012, will receive the age band and Guaranteed Income Benefit percentage effective as of the date they elected Lincoln Lifetime IncomeSM Advantage 2.0.

***
Please keep this supplement for future reference.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln National Variable Annuity Account E
The American Legacy®

Lincoln National Variable Annuity Account H
American Legacy® II, American Legacy® III
American Legacy® III C Share
American Legacy® III View, American Legacy® Design
 American Legacy® Signature
American Legacy® Shareholder’s Advantage

Lincoln Life Variable Annuity Account N
ChoicePlus AssuranceSM A Share
ChoicePlusSM, ChoicePlusSM II
ChoicePlus AssuranceSM B Share
 ChoicePlusSM Access, ChoicePlusSM II Access, ChoicePlus AssuranceSM C Share
ChoicePlusSM II Advance, ChoicePlus AssuranceSM L Share
ChoicePlusSM Design
ChoicePlusSM Rollover, ChoicePlusSM Signature

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

Lincoln Life & Annuity Variable Annuity Account H
American Legacy® III
American Legacy® III C Share, American Legacy® III View
American Legacy® Design
 American Legacy® Signature
American Legacy® Shareholder’s Advantage

Lincoln New York Account N for Variable Annuities
ChoicePlus AssuranceSM A Share
ChoicePlusSM, ChoicePlusSM II
ChoicePlus AssuranceSM B Share
 ChoicePlusSM Access, ChoicePlusSM II Access, ChoicePlus AssuranceSM C Share
ChoicePlusSM II Advance, ChoicePlus AssuranceSM L Share
ChoicePlusSM Design, ChoicePlusSM Signature

Supplement dated March 30, 2012 to the 2011 Prospectus

This supplement outlines changes to your individual variable annuity prospectus that will apply to riders elected on or after April 2, 2012. It is for informational purposes only and requires no action on your part.

Lincoln Lifetime IncomeSM Advantage 2.0 – i4LIFE® Advantage Option: Contractowners who purchase Lincoln Lifetime IncomeSM Advantage 2.0 on or after April 2, 2012 and decide to drop Lincoln Lifetime IncomeSM Advantage 2.0 and purchase i4LIFE® Advantage with Guaranteed Income Benefit (version 4) prior to the 5th Benefit Year anniversary will have a minimum Access Period of the longer of 20 years or the difference between your age and age 100, for both qualified and non-qualified contracts. Elections made after the 5th Benefit Year anniversary will have a minimum Access Period of the greater of 20 years or the difference between your age and age 95 for both qualified and non-qualified contracts.

Please retain this supplement for future reference.

PART A

The prospectuses for the ChoicePlus Access, ChoicePlus II Access and ChoicePlus Assurance C Share contracts are incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-171757) filed on April 14, 2011.

Supplement to the prospectuses for the ChoicePlus Access and ChoicePlus II Access contracts is incorporated herein by reference to 497 Filing (File No. 333-171757) filed on June 3, 2011.

Supplement to the prospectuses for the ChoicePlus Access, ChoicePlus II Access and ChoicePlus Assurance C Share contracts is incorporated herein by reference to 497 Filing (File No. 333-171757) filed on June 16, 2011.

Supplement to the prospectus for the ChoicePlus Assurance C Share contracts is incorporated herein by reference to Post-Effective Amendment No. 13 (File No. 333-171757) filed on November 10, 2011.

Supplement to the prospectuses for the ChoicePlus Access, ChoicePlus II Access and ChoicePlus Assurance C Share contracts is incorporated herein by reference to 497 Filing (File No. 333-171757) filed on January 17, 2012.

PART B

The Statements of Additional Information for the ChoicePlus Access, ChoicePlus II Access and ChoicePlus Assurance C Share contracts are incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-171757) filed on April 14, 2011.

Financial Statements
The December 31, 2011 financial statements of the VAA and the December 31, 2011 financial statements of Lincoln New York appear on the following pages.

<MODULE>
<NAME> LNY-GAAP2011
<CIK> 0001021153
<CCC> hq8kg@vj
</MODULE>
<MODULE>
<NAME> LNYACCTN_2011
<CIK> 0000835414
<CCC> 9jv$ttfr
</MODULE>

Lincoln New York Account N for Variable Annuities
PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) List of Financial Statements

1. Part A
The Table of Condensed Financial Information is included in Part B of this Registration Statement. (To Be Filed by Amendment)

2. Part B
The following financial statements for the Variable Account are included in Part B of this Registration Statement.

Statement of Assets and Liabilities - December 31, 2011
Statement of Operations - Year ended December 31, 2011
Statements of Changes in Net Assets - Years ended December 31, 2011 and 2010
Notes to Financial Statements - December 31, 2011
Report of Independent Registered Public Accounting Firm

3. Part B
The following financial statements for Lincoln Life & Annuity Company of New York are included in Part B of this Registration Statement.

Balance Sheets - Years ended December 31, 2011 and 2010
Statements of Income - Years ended December 31, 2011, 2010 and 2009
Statements of Shareholder’s Equity - Years ended December 31, 2011, 2010 and 2009
Statements of Cash Flows - Years ended December 31, 2011, 2010 and 2009
Notes to Financial Statements - December 31, 2011
Report of Independent Registered Public Accounting Firm

(b) List of Exhibits

(1) (a) Resolution of Board of Directors and Memorandum authorizing establishment of the Variable Account are incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-93875) filed on December 30, 1999.

(b) Amendment to that Certain Memorandum incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-93875) filed on December 30, 1999.
(c) Amendment No. 2 to that Certain Memorandum incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-37982 filed on September 8, 2000.

        (2) Not Applicable

(3) (a) Principal Underwriting Agreement dated May 1, 2007 between Lincoln Financial Distributors, Inc. and Lincoln Life & Annuity Company of New York incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.

(b) Standard Selling Group Agreement incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-93875) filed on April 27, 2000.
(c) Selling Group Agreement for ChoicePlus Assurance incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-37982) filed on April 22, 2004.
(d) ChoicePlus Selling Agreement NY incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-37982) filed on April 22, 2004.

(4) (a) ChoicePlus Variable Annuity Contract incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-37982) filed on April 18, 2001.
(b) ChoicePlus II Variable Annuity Contract incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-37982) filed on April 16, 2002.
(c) IRA Contract Amendment incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-37982) filed on April 22, 2003.
(d) Roth IRA Endorsement incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-37982) filed on April 22, 2003.
(e) Variable Annuity Income Rider (I4LA-Q) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-37982) filed on April 22, 2003.

(f) Variable Annuity Income Rider (I4LA-NQ) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-37982) filed on April 22, 2003.
(g) Variable Annuity Rider (32793-NY) incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-37982) filed on September 23, 2003.
(h) ChoicePlus II Variable Annuity Contract (30070 BNYC 5/03) (NYCNTRTC) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-37982) filed on April 22, 2004.
(i) ChoicePlus II Contract Specifications (CD NY CP2C 5/03) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-37982) filed on April 22, 2004.
(j) ChoicePlus II Assurance (C Share) Contract Specs (CDNYCPAC) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-37982) filed on April 22, 2004.
(k) Form of Variable Annuity Rider (32793HWM-B-NB-NY 4/04) incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-93875) filed on December 20, 2004.
(l) Contract Specifications Page for Account Value Death Benefit (CDNYCPAC 6/05) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 37982) filed on April 22, 2005.
(m) Variable Annuity Income Rider for GIB (I4LA-NQ-PR-NY 6/04) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 37982) filed on April 22, 2005.
(n) Variable Annuity Income Rider for GIB (I4LA-Q-PR-NY 6/04) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 37982) filed on April 22, 2005.
(o) Contract Benefit Data for GIB - ChoicePlus Access (CBNY-CP1C-NQ-PR 6/04) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 37982) filed on April 22, 2005.
(p) Contract Benefit Data for GIB - ChoicePlus II Access (CBNY-CP2C-NQ-PR 6/04) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 37982) filed on April 22, 2005.
(q) Contract Benefit Data for GIB - Assurance (CBNY-CPAC-NQ-PR 6/04) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 37982) filed on April 22, 2005.
(r) Contract Benefit Data for GIB - ChoicePlus Access (CBNY-CP1C-Q-PR 6/04) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 37982) filed on April 22, 2005.
(s) Contract Benefit Data for GIB - ChoicePlus II Access (CBNY-CP2C-Q-PR 6/04) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 37982) filed on April 22, 2005.
(t) Contract Benefit Data for GIB - Assurance (CBNY-CPAC-Q-PR 6/04) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 37982) filed on April 22, 2005.
(u) Persistency Credit Rider incorporated herein by reference to Post-Effective Amendment No. 3 (File 333-36304) filed on August 8, 2001.
(v) Variable Annuity Income Rider (i4LA-NQ 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.
(w) Variable Annuity Income Rider (i4LA-Q 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.
(x) Variable Annuity Income Rider (i4LA-NQ-PR 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.
(y) Variable Annuity Income Rider (i4LA-Q-PR 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.
(z) Guaranteed Income Later Rider (4LATER 2/06) incorporated herein by reference to Post-Effective Amendment No. 23 (File No. 333-36316) filed on April 4, 2006.
(aa) Guaranteed Income Benefit Rider (GIB 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.
(bb) Guaranteed Income Benefit Rider (IGIB 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.
(cc) Contract Benefit Data (CBD 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.
(dd) Allocation Amendment (AR503 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.
(ee) Variable Annuity Payment Option Rider (I4LA-Q 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.
(ff) Variable Annuity Payment Option Rider (I4LA-NQ 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.
(gg) Variable Annuity Living Benefits Rider (AR-512 2/08) incorporated herein by reference to Post-Effective Amendment No. 24 (File No. 333-61554) filed on December 18, 2007.
(gg) Variable Annuity Rider (32793 7/06 NY) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-36316) filed on November 7, 2006.
(hh) Variable Annuity Death Benefit Rider (DB-1 1/06) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.

(ii) Variable Annuity Death Benefit Rider (DB-2 1/06) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.
(jj) Variable Annuity Death Benefit Rider (DB-3 1/06) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.
(kk) Variable Annuity Death Benefit Rider (DB-6 1/06) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.
(ll) Variable Annuity Death Benefit Rider (DB-9 1/06) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.
(mm) Variable Annuity Living Benefits Rider (AR-512 2/08) incorporated herein by reference to Post-Effective Amendment No. 24 (File No. 333-61554) filed on December 18, 2007.
(nn) Guaranteed Income Benefit Rider (AGIB NY 10/08) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-141763) filed on April 7, 2009.
(oo) Section 403(b) Annuity Endorsement (32481NY-I-12/08) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-141763) filed on April 7, 2009.
(pp) Variable Annuity Living Benefits Rider (LINC 2.0) (AR-529 8/10 NY) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.
(qq) Guaranteed Income Benefit Rider (GIB v4) (AR-528 8/10 NY) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.
(rr) Contract Benefit Data (CBD 8/10 NY) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.
(ss) Variable Annuity Payment Option Rider (I4LA-NQ 8/10 NY Rev 09-02) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.
(tt) Variable Annuity Payment Option Rider (I4LA-Q 8/10 NY Rev 09-02) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.
(uu) Guarantee of Principal Death Benefit Rider (32148-NY) incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-175691) file on July 21, 2011.
    (vv) Variable Annuity Living Benefit Rider (LINC 2.0 + Protected Funds) (AR-529 8/10) incorporated herein by reference to Post-Effective Amendment No. 2 (File No. 333-170695) filed on January 30, 2012.
(5) (a) ChoicePlus Access Application incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-37982) filed on April 18, 2001.
(b) ChoicePlus II Access Application incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-37982) filed on April 22, 2004.
(c) ChoicePlus Assurance (C Share) Application (ANF06747NY1 2/10) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-141757) filed on April 15, 2010.

(6) Amended and Restated By-laws of Lincoln Life & Annuity Company of New York incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-175691) filed on July 21, 2011.

(7) (a) Automatic Indemnity Reinsurance Agreement dated December 31, 2007, Amended and Restated as of January 1, 2010 between Lincoln Life & Annuity Company of New York and Lincoln National Reinsurance Company (Barbados) Limited incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-141758) filed on April 7, 2010.

(b) Novation Agreement effective as of January 1, 2010 by and among Lincoln National Reinsurance Company (Barbados) Limited, Lincoln Life & Annuity Company of New York and The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-141758) filed on April 7, 2010.

(8) (a) Accounting and Financial Administration Services Agreement dated October 1, 2007 among Mellon Bank, N.A., The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-147673) filed on November 28, 2007.

(b) Fund Participation Agreements and Amendments between Lincoln Life & Annuity Company of New York and:
(i) AIM Variable Insurance Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 14 on Form N-6 (File No. 333-155333) filed on April 1, 2011.
(ii) American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 14 on Form N-6 on (File No. 333-155333) filed on April 1, 2011.
(iii) Delaware VIP Trust incorporated herein by reference to Post-Effective Amendment No. 7 on Form N-6 on (File No. 333-155333) filed on April 1, 2010.
(iv) Fidelity Variable Insurance Products Fund incorporated herein by reference to Post-Effective Amendment No. 7 on Form N-6 on (File No. 333-155333) filed on April 1, 2010.

(v) Franklin Templeton Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 14 on Form N-6 on (File No. 333-155333) filed on April 1, 2011.
(vi) MFS Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 2 on Form N-6 (File No. 333-141769) filed on April 2, 2008.
(vii) AllianceBernstein Variable Products Series Fund incorporated herein by reference to Post-Effective Amendment No. 7 on Form N-6 on (File No. 333-155333) filed on April 1, 2010.
(viii) DWS Investments VIT Funds incorporated herein by reference to Post-Effective Amendment No. 7 on Form N-6 on (File No. 333-155333) filed on April 1, 2010.
(ix) Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 14 on Form N-6 on (File No. 333-155333) filed on April 1, 2011.
(x) Neuberger Berman Advisers Management Trust incorporated herein by reference to Post-Effective Amendment No. 2 on Form N-6 (File No. 333-141769) filed on April 2, 2008.
(xi) Putnam Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 2 on Form N-6 (File No. 333-141769) filed on April 2, 2008.
(xii) Janus Aspen Series incorporated herein by reference to Post-Effective Amendment No. 7 on Form N-6 on (File No. 333-155333) filed on April 1, 2010.
(xiii) American Century Variable Products incorporated herein by reference to Post-Effective Amendment No. 14 on Form N-6 on (File No. 333-155333) filed on April 1, 2011.
(xiv) DWS Variable Series II incorporated herein by reference to Post-Effective Amendment No. 7 on Form N-6 on (File No. 333-155333) filed on April 1, 2010.
(xv) BlackRock Variable Series Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 14 on Form N-6 on (File No. 333-155333) filed on April 1, 2011.
(xvi) PIMCO Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 14 on Form N-6 on (File No. 333-155333) filed on April 1, 2011.

(c) Rule 22c-2 Agreements between Lincoln Life & Annuity Company of New York and:
(i) American Century Investments Variable Products incorporated herein by reference to Post-Effective Amendment No. 29 (File No. 333-61554) filed on March 16, 2009.
(ii) American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(iii) BlackRock Variable Series Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-68842) filed on June 22, 2009.
(iv) Delaware VIP Trust incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-145531) filed on April 9, 2009.
(v) Fidelity Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(vi) Franklin Templeton Variable Insurance Products Trust incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-149449) filed on November 26, 2008.
(vii) Lincoln Variable Insurance Products Trust incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-149449) filed on November 26, 2008.
(viii) MFS Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

(9) (a) Opinion and Consent of Mary Jo Ardington, Senior Counsel of The Lincoln National Life Insurance Company, as to legality of securities being issued (ChoicePlus Access) incorporated herein to Registration Statement on Form N-4 (File No. 333-141757) filed on April 2, 2007.

(b) Opinion and Consent of Mary Jo Ardington, Senior Counsel of The Lincoln National Life Insurance Company, as to legality of securities being issued (ChoicePlus II Access) incorporated herein to Registration Statement on Form N-4 (File No. 333-141757) filed on April 2, 2007.

(c) Opinion and Consent of Mary Jo Ardington, Senior Counsel of The Lincoln National Life Insurance Company, as to legality of securities being issued (ChoicePlus Assurance C Share) incorporated herein to Registration Statement on Form N-4 (File No. 333-141757) filed on April 2, 2007.

(10) (a) Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm

(b) Power of Attorney - Principal Officers and Directors of Lincoln Life & Annuity Company of New York

(11) Not Applicable

(12) Not Applicable

(13) Organizational Chart of The Lincoln National Insurance Holding Company System incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-170695) filed on March 30, 2012.

Item 25. Directors and Officers of the Depositor
The following list contains the officers and directors of Lincoln Life & Annuity Company of New York who are engaged directly or indirectly in activities relating to Lincoln New York Account N for Variable Annuities as well as the contracts. The list also shows Lincoln Life & Annuity Company of New York's executive officers.

Name	Positions and Offices with Depositor
Charles C. Cornelio***	Executive Vice President, Chief Administrative Officer and Director
Randal J. Freitag**	Executive Vice President, Chief Financial Officer and Director
C. Phillip Elam, II***	Senior Vice President and Chief Investment Officer
Dennis R. Glass**	President and Director
George W. Henderson, III Granville Capital 300 N. Greene Street Greensboro, NC 27401	Director
Mark E. Konen***	Executive Vice President and Director
M. Leanne Lachman 870 United Nations, Plaza, #19-E New York, NY 10017	Director
Louis G. Marcoccia Senior Vice President Syracuse University Crouse-Hinds Hall, Suite 620 900 S. Crouse Ave. Syracuse, NY 13244	Director
Patrick S. Pittard 20 Cates Ridge Atlanta, GA 30327	Director
Robert O. Sheppard*	Second Vice President, General Counsel and Secretary
Jeffrey D. Coutts***	Senior Vice President and Treasurer

*	Principal business address is 100 Madison Street, Suite 1860, Syracuse, NY 13202
**	Principal business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor, PA 19087
***	Principal business address is 100 N. Greene Street, Greensboro, NC 27401

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant
See Exhibit 13: Organizational Chart of the Lincoln National Insurance Holding Company System.

Item 27. Number of Contractowners
As of January 31, 2012 there were 8,610 contract owners under Account N.

Item 28. Indemnification
(a) Brief description of indemnification provisions.
In general, Article VII of the By-Laws of Lincoln Life & Annuity Company of New York provides that Lincoln New York will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln New York, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or act opposed to the best interests of, Lincoln New York. Certain additional conditions apply to indemnification in criminal proceedings.
In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln New York in connection with suits by, or in the right of, Lincoln New York.
Please refer to Article VII of the By-Laws of Lincoln New York (Exhibit no. 6 hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, New York law.
(b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

(a) Lincoln Financial Distributors, Inc. (“LFD”) currently serves as Principal Underwriter for: Lincoln National Variable Annuity Account C; Lincoln National Flexible Premium Variable Life Account D; Lincoln National Variable Annuity Account E; Lincoln National Flexible Premium Variable Life Account F; Lincoln National Flexible Premium Variable Life Account G; Lincoln National Variable Annuity Account H; Lincoln Life & Annuity Variable Annuity Account H; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln National Variable Annuity Account L; Lincoln Life & Annuity Variable Annuity Account L; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life & Annuity Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln New York Account N for Variable Annuities; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; LLANY Separate Account R for Flexible Premium Variable Life Insurance; Lincoln Life Flexible Premium Variable Life Account S; LLANY Separate Account S for Flexible Premium Variable Life Insurance; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; and Lincoln Life Flexible Premium Variable Life Account Y and Lincoln Life & Annuity Flexible Premium Variable Life Account Y; Lincoln Variable Insurance Products Trust; Lincoln Life Variable Annuity Account JF-H; Lincoln Life Variable Annuity Account JF-I; Lincoln Life Flexible Premium Variable Life Account JF-A; Lincoln Life Flexible Premium Variable Life Account JF-C; Lincoln Life Variable Annuity Account JL-A; Lincoln Life & Annuity Flexible Premium Variable Life Account JA-B.

(b) Officers and Directors of Lincoln Financial Distributors, Inc.:
Name	Positions and Offices with Underwriter
Wilford H. Fuller*	President, Chief Executive Officer and Director
David M. Kittredge*	Senior Vice President
Jeffrey D. Coutts****	Treasurer
Patrick J. Caulfield**	Vice President and Chief Compliance Officer
Joel Schwartz*	Senior Vice President and Director
Keith J. Ryan***	Vice President and Chief Financial Officer
Patricia A. Insley*	Senior Vice President and Director
Thomas P. O'Neill*	Senior Vice President and Director
Linda E. Woodward***	Secretary

*	Principal Business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor PA 19087
**	Principal Business address is 350 Church Street, Hartford, CT 06103
***	Principal Business address is 1300 S. Clinton Street, Ft. Wayne, IN 46802
****	Principal Business address is 100 N. Greene Street, Greensboro, NC 27401

(c) N/A

Item 30. Location of Accounts and Records
All accounts, books, and other documents, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company (“Lincoln Life”), 1300 South Clinton Street, Fort Wayne, Indiana 46802 pursuant to an administrative services agreement with Lincoln Life & Annuity Company of New York. Lincoln Life has entered into an agreement with Bank of New York Mellon, One Mellon Bank Center, 500 Grant Street, Pittsburgh, PA 15258, to provide accounting services for the VAA.

Item 31. Management Services
Not Applicable.

Item 32. Undertakings

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or a similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Lincoln New York at the address or phone number listed in the Prospectus.

(d) Lincoln Life & Annuity Company of New York hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life & Annuity Company of New York.

(e) Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.

SIGNATURES

(a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 14 to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and State of Indiana on this 30th day of March, 2012.

Lincoln New York Account N for Variable Annuities (Registrant)
Lincoln ChoicePlus Access, Lincoln ChoicePlus II Access,
and Lincoln ChoicePlus Assurance (C Share)

By: /s/ Delson R. Campbell

Delson R. Campbell
Vice President, Lincoln Life & Annuity Company of New York
(Title)

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
(Depositor)

By:  /s/ Brian A. Kroll

Brian A. Kroll
(Signature-Officer of Depositor)
Senior Vice President, Lincoln Life & Annuity Company of New York
(Title)

(b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in their capacities indicated on March 30, 2012.

Signature	Title

*___________________________________ Dennis R. Glass	President and Director
*___________________________________ Charles C. Cornelio	Executive Vice President, Chief Administrative Officer, and Director
*___________________________________ C. Phillip Elam II	Senior Vice President and Chief Investment Officer
*___________________________________ Randal J. Freitag	Executive Vice President, Chief Financial Officer, and Director
* George W. Henderson, III	Director
*___________________________________ Mark E. Konen	Director
* M. Leanne Lachman	Director
* Louis G. Marcoccia	Director
* ___________________________________ Patrick S. Pittard	Director
* /s/ Delson R. Campbell, pursuant to a Power of Attorney Delson R. Campbell